Shareholders Equity (USD $) In Thousands, except Share data	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Loss, net of tax	Total
Beginning balance, amount at Sep. 30, 2011	$ 929	$ 38,845	$ 124,642	$ 31	$ 164,447
Beginning balance, shares at Sep. 30, 2011	9,288,023
Exercise of stock options, shares	153,505				153,505
Exercise of stock options, amount	15	1,307			1,322
Excess tax benefits from exercises of stock options and vesting of restricted stock		811			811
Stock option compensation		324			324
Shares granted to Directors, shares	15,000
Shares granted to Directors, amount	1	319			320
Shares purchased and canceled, shares	(15,908)
Shares purchased and canceled, amount	(1)	(67)	(247)		(315)
Net income			7,808		7,808
Minimum pension liability, net of tax				7	7
Net actuarial loss retiree health, net of tax				(6)	(6)
Ending balance, amount at Sep. 30, 2012	944	41,539	132,203	32	174,718
Ending balance, shares at Sep. 30, 2012	9,440,620
Exercise of stock options, shares	112,800				112,800
Exercise of stock options, amount	11	1,175			1,186
Excess tax benefits from exercises of stock options and vesting of restricted stock		701			701
Stock option compensation		376			376
Shares granted to Directors, shares	19,500
Shares granted to Directors, amount	2	505			507
Shares purchased and canceled, shares	(8,700)
Shares purchased and canceled, amount	(1)	(38)	(194)		(233)
Net income			15,385		15,385
Minimum pension liability, net of tax				6	6
Net actuarial loss retiree health, net of tax					0
Ending balance, amount at Sep. 30, 2013	956	44,258	147,394	38	192,646
Ending balance, shares at Sep. 30, 2013	9,564,220
Exercise of stock options, shares	119,550				119,550
Exercise of stock options, amount	12	1,450			1,462
Excess tax benefits from exercises of stock options and vesting of restricted stock		1,047			1,047
Stock option compensation		441			441
Shares granted to Directors, shares	19,500
Shares granted to Directors, amount	2	696			698
Net income			10,019		10,019
Minimum pension liability, net of tax				4	4
Net actuarial loss retiree health, net of tax				(2)	(2)
Ending balance, amount at Sep. 30, 2014	$ 970	$ 47,892	$ 157,413	$ 40	$ 206,315
Ending balance, shares at Sep. 30, 2014	9,703,270